Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Current assets
Cash and cash equivalents	$ 14	$ 19
Loan Receivable		25
Other receivables and prepaid expenses		8
	14	52
Current liabilities
Trade payables	38	11
Accrued liabilities	307	263
Loan Payable	4
	349	274
Non-current Liabilities
Warrant liability	29	67
	378	341
Equity
Share capital
Additional paid-in capital	34,060	34,060
Accumulated deficit	(34,424)	(34,349)
Total deficit	(364)	(289)
Total liabilities and deficit	$ 14	$ 52